OTHER PAYABLES	9 Months Ended
Jan. 31, 2015
OTHER PAYABLES [Text Block]
N OTE 6. OTHER PAYABLES
At January 31, 2015 and April 30, 2014, other payables consisted of salary and related accrued expenses of $15,604 and $0.